Employee Benefits	12 Months Ended
Mar. 31, 2022
Text block [Abstract]
Employee Benefits

(18) Employee Benefits
(a) Post-employment Benefits
Honda has
various
pension plans covering substantially all of their employees in Japan and certain employees in foreign countries. The Company and its Japanese subsidiaries provide plans similar to a cash balance pension plan or other defined benefit pension plans in accordance with the Defined-Benefit Corporate Pension Act of Japan. The Company and some of its subsidiaries have retirement pension benefit plans as well as lump-sum
retirement benefit plans, in which the amount of benefits is basically determined based on the level of salary, service years, and other factors. In addition, certain consolidated subsidiaries in North America provide mainly health care and life insurance benefits to retired employees.
The Company’s pension plans are administered by the Honda Pension Fund (the Fund) which is legally independent of the Company. The Director of the Fund has the fiduciary duty to comply with laws, the directives by the Minister of Health, Labour and Welfare, and the Director-Generals of Regional Bureaus of Health and Welfare made pursuant to those laws, and the by-laws
of the Fund and the decisions made by the Board of Representatives of the Fund. The Company is required to make contributions to the Fund and obligated to make contributions in the amount stipulated by the Fund. Contributions are also regularly reviewed and adjusted as necessary to the extent permitted by laws and regulations.
Certain consolidated subsidiaries in North America amended their health care benefits which are provided to retired employees to eliminate certain plans and reduce the scope of the persons eligible for the benefits, and implemented a voluntary retirement opportunity program to streamline the workforce with the future of Honda’s business for the year ended March 31, 2021. The plan amendment and the implementation of the voluntary retirement opportunity program resulted in recognition of the past service cost to profit or loss for the year ended March 31, 2021.
1) Defined benefit obligations and plan assets
The changes in present value of defined benefit obligations and fair value of plan assets of the Company and certain of its consolidated subsidiaries for the years ended March 31, 2021 and 2022 are as follows:

	Yen (millions)
	2021		2022
	Japanese plans	Foreign plans	Japanese plans	Foreign plans

Present value of defined benefit obligations:
Balance at beginning of year	¥1,357,044	¥1,143,911	¥1,305,054	¥1,104,894

Current service cost	35,751	27,158	35,045	22,351
Past service cost	—	9,941	—	—
Interest cost	7,530	29,445	8,360	29,822
Plan participants’ contributions	—	3,764	—	3,657
Remeasurements:
Changes in demographic assumptions	(30,860)	(11,669)	6,346	(777)
Changes in financial assumptions	(17,606)	51,885	(25,500)	(85,754)
Other	1,654	(7,040)	5,502	(3,603)
Benefits paid	(48,459)	(200,249)	(72,562)	(82,561)
Exchange differences on translating foreign operations	—	57,748	—	99,497

Balance at end of year	¥1,305,054	¥1,104,894	¥1,262,245	¥1,087,526

Fair value of plan assets:
Balance at beginning of year	¥1,187,881	¥848,503	¥1,365,509	¥910,436

Interest income	6,645	22,458	8,865	24,981
Actual return on plan assets, excluding interest income	194,475	126,176	21,172	50,833
Employer contributions	21,770	49,487	20,484	17,404
Plan participants’ contributions	—	3,764	—	3,657
Benefits paid	(45,262)	(200,249)	(60,754)	(82,561)
Exchange differences on translating foreign operations	—	60,297	—	88,300

Balance at end of year	¥1,365,509	¥910,436	¥1,355,276	¥1,013,050

Effects of asset ceiling	—	2,774	—	35,321

Net defined benefit liabilities (assets)	¥(60,455)	¥197,232	¥(93,031)	¥109,797

Retirement benefit assets included in net defined benefit liabilities (assets) as of March 31, 2021 and 2022 are

¥
168,488

million and

¥
216,604

million, respectively, which are presented in other
non-current
assets in the consolidated statements of financial position.
2) Fair value of plan assets
Honda’s investment policies for the Japanese and foreign pension plan assets are designed to maximize total medium-to-long
term returns that are available to provide future payments of pension benefits to eligible participants under accepted risks. Plan assets are invested in well-diversified Japanese and foreign individual equity and debt securities using target asset allocations, consistent with accepted tolerance for risks. Honda sets target asset allocations for each asset category with future anticipated performance over medium-to-long
term periods based on the expected returns, long-term risks and historical returns. Target asset allocations are adjusted as necessary when there are significant changes in the investment environment of plan assets.
The fair value of the Japanese and foreign pension plan assets by asset category as of March 31, 2021 and 2022 is as follows:
As of March 31, 2021

	Yen (millions)
	Japanese plans			Foreign plans
	Market price in active market			Market price in active market
	Quoted	Unquoted	Total	Quoted	Unquoted	Total

Cash and cash equivalents	¥17,708	¥—	¥17,708	¥17,736	¥—	¥17,736
Equity securities:
Japan	37,137	28	37,165	11,099	—	11,099
United States	278,052	105	278,157	71,125	—	71,125
Other	285,412	239	285,651	41,302	—	41,302
Debt securities:
Japan	63,856	—	63,856	—	343	343
United States	3,867	151,484	155,351	—	45,842	45,842
Other	168,460	64,850	233,310	—	8,697	8,697
Group annuity insurance:
General accounts	—	38,822	38,822	—	—	—
Separate accounts	—	20,290	20,290	—	—	—
Pooled funds:
Real estate funds	—	404	404	—	68,686	68,686
Private equity funds	—	—	—	—	148,038	148,038
Hedge funds	—	129,796	129,796	—	36,247	36,247
Commingled and other mutual funds	2,309	119,493	121,802	7,197	401,755	408,952
Other	112	(16,915)	(16,803)	541	51,828	52,369

Total	¥856,913	¥508,596	¥1,365,509	¥149,000	¥761,436	¥910,436

As of March 31, 2022

	Yen (millions)
	Japanese plans			Foreign plans
	Market price in active market			Market price in active market
	Quoted	Unquoted	Total	Quoted	Unquoted	Total

Cash and cash equivalents	¥56,192	¥—	¥56,192	¥15,147	¥—	¥15,147
Equity securities:
Japan	32,349	—	32,349	9,483	—	9,483
United States	260,424	58	260,482	72,349	—	72,349
Other	248,143	276	248,419	51,606	—	51,606
Debt securities:
Japan	65,388	—	65,388	—	575	575
United States	2,795	150,494	153,289	—	81,155	81,155
Other	173,477	71,516	244,993	—	7,100	7,100
Group annuity insurance:
General accounts	—	40,008	40,008	—	—	—
Separate accounts	—	22,317	22,317	—	—	—
Pooled funds:
Real estate funds	—	402	402	—	87,540	87,540
Private equity funds	—	—	—	—	191,196	191,196
Hedge funds	—	145,474	145,474	—	34,341	34,341
Commingled and other mutual funds	1,798	129,080	130,878	4,732	425,668	430,400
Other	67	(44,982)	(44,915)	61	32,097	32,158

Total	¥840,633	¥514,643	¥1,355,276	¥153,378	¥859,672	¥1,013,050

3) Actuarial assumptions
The significant actuarial assumptions used to determine the present value of defined benefit obligations as of March 31, 2021 and 2022 are as follows:

	2021		2022
	Japanese plans	Foreign plans	Japanese plans	Foreign plans

Discount rate	0.7%	2.1 - 3.4%	0.8%	2.8 - 4.0%
Rate of salary increase	1.5%	2.0 - 3.1%	1.5%	2.0 - 3.6%
4) Sensitivity analysis
The effects on defined benefit obligations of 0.5% increase or decrease in the discount rate as of March 31, 2021 and 2022 are as follows:

Yen (millions)
	2021		2022
	Japanese plans	Foreign plans	Japanese plans	Foreign plans

0.5% decrease	¥99,814 increase	¥103,059 increase	¥93,079 increase	¥86,569 increase
0.5% increase	¥88,788 decrease	¥91,523 decrease	¥83,077 decrease	¥78,153 decrease

This sensitivity analysis shows changes in defined benefit obligations as of March 31, 2021 and 2022, as a result of changes in actuarial assumptions that the Company can reasonably assume. This analysis is based on provisional calculations, and thus actual results may differ from the analysis. In addition, changes in the rate of salary increase are not expected.
5) Cash flows
The amount of contributions to plan assets made by the Company and certain of its consolidated subsidiaries are determined based on various factors such as the level of salary and service years of employees, status of plan asset reserve, and actuarial calculations. In accordance with the provisions of the Defined Benefit Corporate Pension Act, the Honda Pension Fund also recalculates the amount of contributions every five years at the end of the reporting period as a base date, in an effort to ensure balanced finances in the future. The Company and certain of its consolidated subsidiaries may make contributions of a necessary amount if the amount of reserve falls below the minimum base amount.
The Company and certain of its consolidated subsidiaries expect to contribute ¥19,919 million to its Japanese pension plans and ¥21,057 million to its foreign pension plans in the year ending March 31, 2023.
The weighted average duration of defined benefit obligations as of March 31, 2021 and 2022 are as follows:

	2021		2022
	Japanese plans	Foreign plans	Japanese plans	Foreign plans

Weighted average duration of defined benefit obligations	14 years	17 years	14 years	14 years
(b) Personnel Expenses
Personnel expenses included in the consolidated statements of income for the years ended March 31, 2020, 2021 and 2022 are as follows:

	Yen (millions)
	2020	2021	2022
Personnel expenses	¥1,605,553	¥1,470,748	¥1,502,364
Personnel expenses include salaries, bonuses, social security expenses and expenses relating to post-employment benefits.